Note 35 (Tables)	6 Months Ended
Jun. 30, 2022
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences, net [Abstract]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Table Text Block]
The breakdown of the balance under these headings, by source of the related items, in the accompanying condensed consolidated income statements is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	June 2022	June 2021
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	39	121
Financial assets at amortized cost	8	5
Other financial assets and liabilities	31	115
Gains (losses) on financial assets and liabilities held for trading, net	11	463
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	11	463
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	(35)	280
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	(35)	280
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	348	96
Gains (losses) from hedge accounting, net	16	(81)
Subtotal gains (losses) on financial assets and liabilities	379	878
Exchange differences, net	716	206
Total	1,095	1,084

Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	June 2022	June 2021
Debt instruments	(1,354)	47
Equity instruments	(1,224)	1,207
Trading derivatives and hedge accounting	1,189	(810)
Loans and advances to customers	(100)	85
Customer deposits	179	42
Other	1,690	307
Total	379	878